LEASES	12 Months Ended
Mar. 31, 2025
LEASES
Leases

NOTE 7 – LEASES

Effective on January 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liability represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU asset and liability are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

As of March 31, 2025, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	2 to 3 years

Balance sheet information related to operating leases right-of-use assets and lease liabilities is as follows:

(a)	Amount recognized in the consolidated balance sheet:

	As of March 31,	As of March 31,
	2025	2024
Right-of-use assets	$101,588	$-
Right-of-use assets - accumulated amortization	-	-
Right-of-use assets, net	$101,588	$-

	As of March 31,	As of March 31,
	2025	2024
Lease liabilities, current	$101,588	$-
Lease liabilities, non-current	-	-
Total operating lease liabilities	$101,588	$-
(b)	The weighted average remaining lease terms and discount rates for the operating lease as of March 31, 2025 and 2024 are as follows:

	As of March 31,	As of March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.46	-
Weighted average discount rate	7.5%	-

Maturity analysis of operating lease liability as of March 31, 2025 is as follows:

Operating lease payment	As of March 31, 2025
Within one year	106,105
One to three years	-
Total future minimum lease payments	$106,105
Less: imputed interest	(4,517)
Total	101,588